Subsidiaries and Associates - Listing of Associates Accounted for Using the Equity Method (Details)	12 Months Ended
Mar. 31, 2019
Cerevance, LLC
Disclosure of associates [line items]
Voting Share Capital Hd	27.80%
Teva Takeda Pharma Ltd.
Disclosure of associates [line items]
Voting Share Capital Hd	49.00%
Amato Pharmaceutical Products, Ltd.
Disclosure of associates [line items]
Voting Share Capital Hd	30.00%